SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule of Revenues by Service Categories
	For the years ended December 31,
	2013	2014	2015
Revenues from continuing operations:

Air Travel Media Network	$80,002	$59,200	$38,817
Gas Station Media Network	12,726	11,164	9,840
Other Media	36	5,583	2,109

	$92,764	$75,947	$50,866